TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
Trade Receivables Abstract
Schedule of trade receivables
	December 31,
	2023	2022

Accounts receivable (1)	8,419	7,596
Other	138	201
Allowance for doubtful accounts	-	-

	8,557	7,797

(1)	The terms of billed accounts receivable are generally 30-60 days. As of December 31, 2023 and 2022, there were no material billed receivables that were past due.